Income Taxes (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income tax provision (benefit) computed at the U.S. statutory rate									$ 19,424	$ (1,124,069)	$ 187,959
State income tax (benefit) provision net of federal effect									(2,335)	(12,998)	8,023
Valuation allowance									(31,083)	1,147,619	(199,038)
Tax effect of rate change									0	12,898	15,457
Foreign rate differential									17,388	(26,740)	(16,314)
Other, net									(4,048)	(1,114)	(1,911)
Total income tax (benefit)	$ (349)	$ 45	$ (160)	$ (190)	$ (999)	$ (1,133)	$ (250)	$ (2,022)	$ (654)	$ (4,404)	$ (5,824)